GOODWILL - Goodwill by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Goodwill	$ 15,479	$ 8,585
Dealer software and technology services operations
Disclosure of operating segments [line items]
Goodwill	4,580	0
Engineered components manufacturing
Disclosure of operating segments [line items]
Goodwill	1,765	1,521
Advanced energy storage operations
Disclosure of operating segments [line items]
Goodwill	1,702	1,771
Modular building leasing services operations
Disclosure of operating segments [line items]
Goodwill	1,674	1,683
Healthcare services operations
Disclosure of operating segments [line items]
Goodwill	1,310	1,397
Lottery services operations
Disclosure of operating segments [line items]
Goodwill	1,197	0
Other operations
Disclosure of operating segments [line items]
Goodwill	$ 3,251	$ 2,213